Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended	23 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Oct. 31, 2011
Income Statement [Abstract]
REVENUE EARNED DURING THE DEVELOPMENT STAGE		$ 26,696	$ 23,500	$ 47,847	$ 11,423	$ 107,511	$ 118,934
COST OF REVENUES		859		5,305	4,516	15,295	20,441
GROSS PROFIT		25,837	23,500	42,542	6,907	91,586	98,493
OPERATING EXPENSES:
Payroll expenses						53,229	53,229
Professional fees	29,272	5,860	62,374	22,925	7,000	39,157	46,157
Rent expense	429	1,693	2,547	5,379	2,276	7,418	9,694
Salary and wages - officers	55,778	1,800	135,476	5,400
Salary and wages - other		1,800	1,800	3,300
Travel expense	10,911	1,796	17,048	16,359	4,167	19,375	23,542
Website development cost		9,207		9,207		9,207	9,207
Compensation - officers					2,400	7,200	9,600
Depreciation						321	321
General and administrative	3,082	3,282	6,640	3,429	3,294	3,608	6,902
Total Operating Expenses	99,472	25,438	225,885	65,999	19,137	139,515	158,652
LOSS FROM OPERATIONS	(99,472)	399	(202,385)	(23,457)	(12,230)	(47,929)	(60,159)
Interest expense	6,668		8,373
Foreign currency transaction loss	4,423		4,423	38	3	872	875
Total Other (Income) Expenses, net	11,091		12,796	38	3	872	875
LOSS BEFORE INCOME TAXES	(110,563)	399	(215,181)	(23,495)	(12,233)	(48,801)	(61,034)
INCOME TAX PROVISION
INCOME (LOSS) FROM CONTINUING OPERATIONS	(110,563)	399	(215,181)	(23,495)
Gain on disposition of discountinued operations, net of taxes	2,508		2,508
Loss from operations of discontinued operations, net of taxes		(16,939)	(16,364)	(33,934)
Income (loss) from discontinued operations, net of taxes	2,508	(16,939)	(13,856)	(33,934)
NET LOSS	(108,055)	(16,540)	(229,037)	(57,429)	(12,233)	(48,801)	(61,034)
Foreign currency translation gain (loss)	3,394		785
TOTAL COMPREHENSIVE LOSS	$ 104,661	$ 16,540	$ 228,252	$ 57,429
Continuing Operations	$ (0.01)	$ 0.00	$ (0.02)	$ 0.00
Discontinued Operations	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Net loss per common share	$ (0.01)	$ 0.00	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average common shares outstanding - basic and diluted	9,000,000	9,000,000	9,000,000	9,000,000	1,372,558	9,000,000